Share-based payments reserve (Details 5)	12 Months Ended
	Aug. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Grant-date share price	$ 0.41
Weighted average grant-date fair value	0.16
Exercise price	$ 0.45
Expected dividend yield	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rates	4.41%
Expected life of stock options (in years)	2 years 6 months	[1]
Expected volatility of share price	49.00%	[2]
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rates	4.78%
Expected life of stock options (in years)	3 years 4 months 24 days	[1]
Expected volatility of share price	55.00%	[2]

[1]	The expected life term of stock options granted is derived from the remaining contractual term.
[2]	The Company uses historical volatility to estimate the expected volatility of the Company’s share price.